Equity accounted investments - ORYX GTL Limited, financial position (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of joint ventures [line items]
Non-current assets				R 357,978	R 310,985	R 282,581
Current assets				81,257	87,954
Total assets				439,235	398,939
Deferred tax liability				25,908	25,860
Tax payable				2,318	1,903	878
Summarised income statement
Profit before tax	R 15,704	R 30,008	R 23,718
Taxation	(5,558)	(8,495)	(8,691)
Profit (loss)	10,146	21,513	15,027
Reconciliation of summarised financial information
Profit before tax for the year	15,704	30,008	23,718
Taxation	(5,558)	(8,495)	(8,691)
Dividends paid	(8,677)	(9,617)	(11,976)
Carrying value of equity accounted investment				10,991	11,813
Contingent liabilities incurred in relation to interests in joint ventures				0
Contingent liabilities incurred in relation to interests in associates				0
ORYX GTL
Disclosure of joint ventures [line items]
Non-current assets				12,202	12,642
Current assets				6,640	4,288
Total assets				18,842	16,930
Other non-current liabilities				360	359
Deferred tax liability				9	41
Other current liabilities				1,036	1,171
Tax payable				436	25
Total liabilities				1,841	1,596
Net assets	15,334	17,596	17,596	R 17,001	15,334	R 17,596
Summarised income statement
Profit before tax	3,666	1,782
Taxation	(628)	1
Profit (loss)	3,038	1,783
The group's share of profits of equity accounted investment	1,168	839
49% share of profit before tax	1,796	873
Taxation	(628)	(34)
Proportion of ownership interest (as a percent)				49.00%
Percentage of tax liability in ORYX				100.00%
Reconciliation of summarised financial information
Net assets at the beginning of the year	15,334	17,596
Profit before tax for the year	3,666	1,782
Taxation	(628)	1
Foreign exchange differences	839	(2,017)
Dividends paid	(2,210)	(2,028)
Net assets at the end of the year	R 17,001	R 15,334	R 17,596
Carrying value of equity accounted investment				R 8,179	7,480
49% share of net assets, excluding taxation				8,331	7,546
100% share of tax liabilities				R (152)	R (66)
Share of net assets, excluding taxation (as a percent)				49.00%
Share of tax liabilities (as a percent)				100.00%